EQUITY	12 Months Ended
Dec. 31, 2017
EQUITY

NOTE 13 – EQUITY

TIP Inc. Capital Structure

Upon completion of the Arrangement, TIP Inc.’s authorized share structure consisted of two classes of shares, namely Common Shares and the Special Voting Share as follows:

TIP Inc. Common Shares:

TIP Inc. is authorized to issue an unlimited number of Common Shares with no par value. As of December 31, 2017, TIP Inc. had 53,815,631 Common Shares outstanding, reflecting an increase of 9,638,482 Common Shares issued for the period from February 7, 2017, the date of consummation of the Arrangement, through December 31, 2017 primarily as a result of Trilogy LLC Class C Unit redemptions for Common Shares. Holders of Common Shares are entitled to one vote for each share held on matters submitted to a vote for shareholders. Holders of Common Shares and the Special Voting Share, described below, vote together as a single class, except as provided in the BCBCA, by law or by stock exchange rules.

Holders of Common Shares are entitled to receive dividends as and when declared by the board of directors of TIP Inc. (the “TIP Inc. Board”). In the event of the dissolution, liquidation or winding-up of TIP Inc., whether voluntary or involuntary, or any other distribution of assets of TIP Inc. among its shareholders for the purpose of winding up its affairs, the holders of Common Shares shall be entitled to receive the remaining property and assets of TIP Inc. after satisfaction of all liabilities and obligations to creditors of TIP Inc. and after C$1.00 is distributed to the holder of the Special Voting Share.

In connection with the Arrangement Agreement, certain holders of Common Shares entered into lock-up agreements with TIP Inc. (the “Lock-Up Agreements”). Pursuant to the Lock-Up Agreements, each locked-up shareholder agreed that it would not during the periods set forth below, without the prior written consent of TIP Inc. sell, assign, pledge, dispose of, or transfer any equity securities of TIP Inc. or Trilogy LLC, or enter into any swap, forward or other arrangement that transfers all or a portion of the economic consequences associated with the ownership of Common Shares. As of December 31, 2017, Common Shares locked-up, measured from February 7, 2017, the date of consummation of the Arrangement, under the Lock-Up Agreements are as follows:

(i) 24 months (5,585,927 Common Shares); and

(ii) 12 months (5,585,927 Common Shares).

During the period from February 7, 2017 through December 31, 2017, the lock-up period expired with respect to 7,605,315 Common Shares. See “Trilogy LLC Capital Structure: Class C Units” below for lock-up periods applicable to Common Shares which may be issued upon redemption of such units.

As of December 31, 2017, TIP Inc. holds a 64.5% ownership interest in Trilogy LLC through its wholly owned subsidiary, Trilogy International Partners Intermediate Holdings Inc. (“Trilogy Intermediate Holdings”). The 11.4% increase in TIP Inc. ownership interest of Trilogy LLC during the period from February 7, 2017 through December 31, 2017 is primarily attributable to the issuance of Common Shares upon redemption of Trilogy LLC Class C Units. See Note 21– Subsequent Events for a further discussion of Trilogy LLC Class C Unit redemptions subsequent to December 31, 2017.

Special Voting Share of TIP Inc.:

TIP Inc. has one issued and outstanding Special Voting Share held by a trustee. Holders of Trilogy LLC Class C Units, as described below, are entitled to exercise voting rights in TIP Inc. through the Special Voting Share on a basis of one vote per Trilogy LLC Class C Unit held. At such time as there are no Trilogy LLC Class C Units outstanding, the Special Voting Share shall be redeemed and cancelled for C$1.00 to be paid to the holder thereof.

The holder of the Special Voting Share is not entitled to receive dividends. In the event of the dissolution, liquidation or winding-up of TIP Inc., whether voluntary or involuntary, the holder of the Special Voting Share is entitled to receive C$1.00 after satisfaction of all liabilities and obligations to creditors of TIP Inc. but before the distribution of the remaining property and assets of TIP Inc. to the holders of Common Shares.

Warrants:

At December 31, 2017, TIP Inc. had 13,402,685 warrants outstanding. Each warrant entitles the holder to purchase one Common Share at an exercise price of C$11.50, subject to normal anti-dilution adjustments. The warrants expire on February 7, 2022.

As of February 7, 2017, the date of consummation of the Arrangement, TIP Inc.’s issued and outstanding warrants were reclassified from equity to liability, as the warrants are written options that are not indexed to Common Shares. The fair value of the warrants was based on the number of warrants and the closing quoted public market prices of the warrants. The offsetting impact is reflected within Accumulated deficit as a result of the reduction of Additional paid in capital to zero with the allocation of opening equity due to the Arrangement. The warrant liability is recorded in Other current liabilities and accrued expenses on the Company’s Consolidated Balance Sheets. The warrant liability is marked-to-market each reporting period with the changes in fair value recorded as a gain or loss in the Consolidated Statement of Operations. The Company will continue to classify the fair value of the warrants as a liability until the warrants are exercised or expire.

Forfeitable Founders Shares:

At December 31, 2017, the Company had issued 1,675,336 Common Shares (“Forfeitable Founders Shares”) that are subject to forfeiture on February 7, 2022, unless the closing price of Common Shares exceeds C$13.00 (as adjusted for stock split or combinations, stock dividends, reorganizations, or recapitalizations) for any 20 trading days within a 30 day-trading-day period.

Dividend Paid:

On May 12, 2017, TIP Inc. paid a dividend of C$0.02 per Common Share. The dividend was declared on March 21, 2017 and paid to holders of record of Common Shares as of April 28, 2017. Eligible Canadian holders of Common Shares who participated in the Company’s dividend reinvestment plan had the right to acquire additional Common Shares at 95% of the volume-weighted average price of Common Shares on the Toronto Stock Exchange for the five trading days immediately preceding the dividend payment date, by reinvesting their cash dividends, net of applicable taxes. As a result of shareholder participation in the dividend reinvestment plan, 17,416 Common Shares were issued to existing shareholders.

Concurrently with the issuance of the TIP Inc. dividend, in accordance with the Trilogy LLC Agreement, a distribution in the form of 85,663 additional Class C Units was made on economically equivalent terms to the holders of Trilogy LLC Class C Units.

Short Form Base Shelf Prospectus and Registration Statement, and Prospectus Supplements:

On July 24, 2017, the Company filed a preliminary short form base shelf prospectus with the British Columbia Securities Commission (“BCSC”) and a related shelf registration statement with the U.S. Securities and Exchange Commission (“SEC”) for an aggregate of $350 million of the Company’s Common Shares, warrants, units, subscription receipts and share purchase contracts. On August 2, 2017, the final base shelf prospectus and the final registration statement were filed and were declared effective by the BCSC and the SEC, as applicable, shortly thereafter.

On September 22, 2017, the Company filed a preliminary prospectus supplement with the BCSC and SEC to the short form base shelf prospectus dated August 2, 2017 in connection with a potential underwritten secondary offering of Common Shares by certain selling shareholders including those who had elected to redeem their Trilogy LLC Class C Units. The secondary offering did not proceed as the majority of the selling shareholders did not accept the price for Common Shares offered by the potential underwriters.

On October 11, 2017, the Company filed a prospectus supplement with the BCSC and the SEC to the short form base shelf prospectus filed on August 2, 2017 to qualify specified Common Shares for resale at times and in amounts determined by the holders of those Common Shares. The prospectus supplement covered certain issued and outstanding Common Shares as well as Common Shares issuable upon redemption of Trilogy LLC Class C Units from time to time by the holders thereof.

Trilogy LLC Capital Structure

As a result of the Arrangement, the equity interests in Trilogy LLC consist of three classes of units (the “Trilogy LLC Units”) as follows:

Class A Units:

The Class A Units possess all the voting rights under the Trilogy LLC Agreement, have nominal economic value and therefore have no rights to participate in the appreciation of the economic value of Trilogy LLC. All of the Class A Units are indirectly held by TIP Inc., through a wholly owned subsidiary, Trilogy International Partners Holdings (US) Inc. (“Trilogy Holdings”). Trilogy Holdings, the managing member of Trilogy LLC, acting through its TIP Inc. appointed directors, has full and complete authority, power and discretion to manage and control the business, affairs, and properties of Trilogy LLC, subject to applicable law and restrictions per the Trilogy LLC Agreement. As of December 31, 2017, there were 157,682,319 Trilogy LLC Class A Units outstanding.

Class B Units:

TIP Inc. indirectly holds the Class B Units of Trilogy LLC through Trilogy Intermediate Holdings. The Class B Units represent TIP Inc.’s indirect economic interest in Trilogy LLC under the Trilogy LLC Agreement and are required at all times to be equal to the number of outstanding Common Shares. As of December 31, 2017, there were 53,815,631 Class B Units outstanding, reflecting an increase of 9,638,482 Class B Units issued for the period from February 7, 2017 through December 31, 2017 primarily as a result of Trilogy LLC Class C Unit redemptions for Common Shares. The economic interests of the Class B Units in Trilogy LLC are pro rata with the Class C Units.

Class C Units:

The Class C Units are held by persons who were members of Trilogy LLC immediately prior to consummation of the Arrangement. The economic interests of the Class C Units in Trilogy LLC are pro rata with the Class B Units. Class C Unit holders have the right to require Trilogy LLC to redeem any or all Trilogy LLC Class C Units held by such holder for either Common Shares or a cash amount equal to the fair market value of such Common Shares, after the expiration of a lock-up period (described below), the form of consideration to be determined by Trilogy LLC. As of December 31, 2017, all redemptions have been settled in the form of Common Shares. Class C Units have voting rights in TIP Inc. through the Special Voting Share on a basis of one vote per Trilogy LLC Class C Unit held. As of December 31, 2017, there were 29,664,413 Class C Units outstanding, reflecting a decrease of 9,478,374 Class C Units outstanding primarily due to redemptions of Trilogy LLC Class C Units during the period from February 7, 2017 through December 31, 2017. The Class C Unit redemptions resulted in an increase to Noncontrolling interests of $6.7 million for the period as the portion of Accumulated Deficit attributable to Noncontrolling Interests was decreased during the period. Additionally, there were 192,130 restricted Trilogy LLC Class C Units granted to an employee on December 31, 2016 and unvested as of December 31, 2017. These restricted Class C Units vest over a 4-year period, with one-fourth of the award vesting on the day following each anniversary date of the award based on the employee’s continued service. There are no voting rights or right to receive distributions prior to vesting for these unvested Class C Units.

Generally, no holder of Trilogy LLC Class C Units may transfer (or redeem) any of the following series of Trilogy LLC Class C Units during the lock-up periods shown below, measured from the date of consummation of the Arrangement, being February 7, 2017:

(i) Class C-1 Units: 24 months (8,637,273 are outstanding); and

(ii) Class C-2 Units: 12 months (8,697,835 are outstanding).

During the period from February 7, 2017 through December 31, 2017, the lock-up period expired with respect to 22,004,964 Trilogy LLC Class C Units. During this period, the aforementioned locked-up Class C-1 and Class C-2 Units increased by 55,811 units each, due to the private acquisition of Trilogy LLC Class C Units by a holder previously designated under lock-up in the Arrangement.

See Note 21 – Subsequent Events for further discussion of redemptions of Trilogy LLC Class C Units.